(212) 318-6275
rachaelschwartz@paulhastings.com

September 10, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC   20549

Re:      The Daily Income Fund (the "Trust") (033-74470)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Trust. As indicated on the facing page, the Trust proposes that the filing become effective on or before October 12, 2009, pursuant to Rule 488(a) under the Securities Act of 1933. This Registration Statement is being filed in connection with the proposed reorganization of the Sentinel Government Money Market Fund into the Daily Income Fund.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP